Federated Capital Income Fund

A Portfolio of Federated Income Securities Trust

CLASS A SHARES (TICKER CAPAX)
CLASS B SHARES (TICKER CAPBX)
CLASS C SHARES (TICKER CAPCX)
CLASS F SHARES (TICKER CAPFX)

SUPPLEMENT TO PROSPECTUS DATED jANUARY 31, 2011
(REVISED aPRIL 15, 2011)

1. Under the heading entitled “FUND MANAGEMENT,” please add the following to the list of portfolio managers:

“Christopher J. Smith, Senior Portfolio Manager, has been the Fund's portfolio manager since July 2011.”

2. Under the heading entitled “PORTFOLIO MANAGEMENT INFORMATION,” please replace the last sentence in the first paragraph with the following:

“Joseph M. Balestrino and Christopher J. Smith are the Portfolio Managers responsible for managing the Fund's fixed income securities portfolio.”

3. Under the heading entitled “PORTFOLIO MANAGEMENT INFORMATION,” please add the following biographical information immediately following the biographical information for “Joseph M. Balestrino”:

“Christopher J. Smith

Christopher J. Smith has been the Fund's Portfolio Manager since July 2011. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Senior Vice President of the Fund's Sub-Adviser since 2011. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith has received the Chartered Financial Analyst designation. He received his M.A. in Economics and Finance from the University of Kentucky.”

July 28, 2011

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450914 (7/11)

Federated Capital Income fund

A Portfolio of Federated Income Securities Trust

CLASS A (TICKER CAPAX)
CLASS B (TICKER CAPBX)
CLASS C (TICKER CAPCX)
CLASS F (TICKER CAPFX)

SUPPLEMENT TO Statement of additional information DATED jANUARY 31, 2011

1. Under the heading entitled, “Portfolio Manager Information,” please add the following immediately following the information for Joseph Balestrino:

Types of Accounts Managed by Christopher J. Smith	Total Number of Additional Accounts Managed/ Total Assets*
Registered Investment Companies	6 Funds/$1344 million
Other Pooled Investment Vehicles	0 Portfolios/$0
Other Accounts	12 Accounts/$1142 million
*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None.

Christopher Smith is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (“Federated”). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five-calendar year periods; and (c) one-year dividend growth. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts, and on an absolute basis by comparing performance for that same period to a specified level based upon the historical performance of the Fund. IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Smith is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to Fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager’s management of a fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or “soft dollars”). The Adviser has adopted policies and procedures and has structured the portfolio managers’ compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

2. Under the heading entitled, “Portfolio Manager Information,” please replace the second paragraph for John Nichol with the following:

“IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five-calendar year periods; and (c) one-year dividend growth. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts, and on an absolute basis by comparing performance for that same period to a specified level based upon the historical performance of the fund. IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, John Nichol is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. For purposes of calculating the annual incentive amount, each fund or account managed by the portfolio manager is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The combined weighting assigned to the Fund and other similar funds is the same as the weighting assigned to other accounts or funds in the IPP groups. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to fund performance and any other factors as deemed relevant.”

3. Under the heading entitled, “Portfolio Manager Information,” please replace the second paragraph for Linda Bakhshian with the following:

“IPP is determined by analyzing performance in respect of the following factors: (a) rolling one, three and five calendar year pre-tax gross total returns; (b) average gross distribution yields for one, three and five-calendar year periods; and (c) one-year dividend growth. With respect to each factor, IPP is measured on a relative basis by comparing performance for a particular measurement period to a designated peer group of comparable accounts, and on an absolute basis by comparing performance for that same period to a specified level based upon the historical performance of the Fund. IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Linda Bakhshian is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. For purposes of calculating the annual incentive amount, each fund or account managed by the portfolio manager is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The combined weighting assigned to the Fund and other similar funds is the same as the weighting assigned to other accounts or funds in the IPP groups. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to Fund performance and any other factors as deemed relevant.”

4. Under the heading entitled, “Portfolio Manager Information,” please replace the second paragraph for Roberto Sanchez-Dahl with the following:

“As noted in the Prospectus, the Fund may gain exposure to emerging market debt investments by investing in an affiliated emerging market debt fund. Mr. Sanchez-Dahl manages the affiliated fund according to its specific investment program. Thus, although Mr. Sanchez-Dahl is not responsible for making investment decisions directly on behalf of the Fund, the emerging markets fixed-income portion of the Fund’s portfolio may be subject to his management of the affiliated fund.

IPP is measured on a rolling one, three and five calendar year pre-tax gross total return basis vs. the affiliated fund’s benchmark (i.e., Barclays Emerging Markets Index). IPP measurement periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one year of performance history under a portfolio manager may be excluded. As noted above, Mr. Sanchez-Dahl is also the portfolio manager for other accounts in addition to the affiliated fund. Such other accounts may have different benchmarks. For purposes of calculating the annual incentive amount, each fund or account is categorized into one of two IPP groups. Within each performance measurement period and IPP group, IPP is calculated on the basis of an assigned weighting to each account or fund managed by the portfolio manager and included in the IPP groups. The weighting assigned to the affiliated fund is less than the weighting assigned to other accounts or funds used to determine IPP. In addition, Mr. Sanchez-Dahl serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility and/or yield curve) for taxable fixed-income funds. A portion of the IPP score is based on Federated’s senior management’s assessment of team contributions. A portion of the bonus tied to the IPP score may be adjusted based on management’s assessment of overall contributions to Fund performance and any other factors as deemed relevant.”

July 28, 2011

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450913 (7/11)